Warrants Liability (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 31, 2022
Warrants Liability [Line Items]
Number of warrant outstanding	3,237,000		3,237,000
Price per warrant (in Dollars per share)	$ 0.01
Prior written notice of redemption	30 days
Redemption period	30 days
Closing price of ordinary shares per share (in Dollars per share)	$ 18
Number of trading days	20 days
Trading days	10 days
Trading Days of Notice of Redemption		30 days
Public Warrants [Member]
Warrants Liability [Line Items]
Warrants issued				13,749,984
Term of warrants				5 years
Exercise price (in Dollars per share)				$ 11.5
Warrants exercised	144,423
Number of warrant outstanding	13,605,561		13,605,561
Private Warrants [Member]
Warrants Liability [Line Items]
Warrants issued				2,142,000
Number of warrant outstanding	2,142,000		2,142,000
Ordinary Shares [Member] | Public Warrants [Member]
Warrants Liability [Line Items]
Warrants exercised	144,423